Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Schedule of Carrying Value and Fair Value of Financial Instruments by Categories

Financial instruments by category

The carrying value and fair value of financial instruments by categories as of March 31, 2018 were as follows:

(Dollars in millions)
	Amortised cost	Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI		Total carrying value	Total fair value
		Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory
Assets:
Cash and cash equivalents (Refer to Note 2.1)	3,041	–	–	–	–	3,041	3,041
Investments (Refer Note 2.2)
Liquid mutual funds	–	–	12	–	–	12	12
Fixed maturity plan securities	–	–	66	–	–	66	66
Quoted debt securities	291	–	–	–	610	901	940(1)
Certificates of deposit	–	–	–	–	808	808	808
Commercial paper	–	–	–	–	45	45	45
Unquoted equity and preference securities	–	–	–	21	–	21	21
Unquoted investments others	–	–	10	–	–	10	10
Unquoted convertible promissory note	–	–	2	–	–	2	2
Trade receivables	2,016	–	–	–	–	2,016	2,016
Unbilled revenues	654	–	–	–	–	654	654
Prepayments and other assets (Refer to Note 2.4)	456	–	–	–	–	456	443(2)
Derivative financial instruments	–	–	–	–	2	2	2
Total	6,458	–	90	21	1,465	8,034	8,060
Liabilities:
Trade payables	107	–	–	–	–	107	107
Derivative financial instruments	–	–	6	–	–	6	6
Other liabilities including contingent consideration (Refer note 2.5)	836	–	8	–	–	844	844
Total	943	–	14	–	–	957	957

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost

The carrying value and fair value of financial instruments by categories as of March 31, 2017 were as follows:

(Dollars in millions)
	Amortised cost	Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI		Total carrying value	Total fair value
		Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory
Assets:
Cash and cash equivalents (Refer to Note 2.1)	3,489	–	–	–	–	3,489	3,489
Investments (Refer Note 2.2)
Liquid mutual funds	–	–	278	–	–	278	278
Fixed maturity plan securities	–	–	86	–	–	86	86
Quoted debt securities	295	–	–	–	613	908	947(1)
Certificates of deposit	–	–	–	–	1,219	1,219	1,219
Unquoted equity and preference securities:	–	–	–	25	–	25	25
Unquoted investments others	–	–	5	–	–	5	5
Unquoted convertible promissory note:	–	–	1	–	–	1	1
Trade receivables	1,900	–	–	–	–	1,900	1,900
Unbilled revenues	562	–	–	–	–	562	562
Prepayments and other assets (Refer to Note 2.4)	410	–	–	–	–	410	397(2)
Derivative financial instruments	–	–	36	–	8	44	44
Total	6,656	–	406	25	1,840	8,927	8,953
Liabilities:
Trade payables	57	–	–	–	–	57	57
Other liabilities including contingent consideration	768	–	13	–	–	781	781
Total	825	–	13	–	–	838	838

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost

Schedule of Fair Value Hierarchy of Assets and Liabilities

Fair value hierarchy of assets and liabilities as of March 31, 2018:

(Dollars in millions)
	As of March 31, 2018	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	12	12	–	–
Investments in fixed maturity plans (Refer Note 2.2)	66	–	66	–
Investments in quoted debt securities (Refer to Note 2.2)	940	701	239	–
Investments in certificate of deposit (Refer Note 2.2)	808	–	808	–
Investments in commercial paper (Refer Note 2.2)	45	–	45	–
Investments in unquoted equity and preference securities (Refer to Note 2.2)	21	–	–	21
Investment in unquoted investments others (Refer Note 2.2)	10	–	–	10
Investments in unquoted convertible promissory note (Refer to Note 2.2)	2	–	–	2
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	2	–	2	–
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	6	–	6	–
Liability towards contingent consideration (Refer note 2.5)*	8	–	–	8

*	Includes $3 million pertaining to Brilliant Basics discounted at 10%.

Fair value hierarchy of assets and liabilities as of March 31, 2017:

(Dollars in millions)
	As of March 31, 2017	Fair value measurement at end of the reporting period using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	278	278	–	–
Investments in fixed maturity plans (Refer Note 2.2)	86	–	86	–
Investments in quoted debt securities (Refer to Note 2.2)	947	565	382	–
Investments in certificate of deposit (Refer Note 2.2)	1,219	–	1,219	–
Investments in unqouted equity and preference securities (Refer to Note 2.2)	25	–	–	25
Investment in unquoted investments others (Refer Note 2.2)	5	–	–	5
Investments in unqouted convertible promissory note (Refer to Note 2.2)	1	–	–	1
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	44	–	44	–
Liabilities
Liability towards contingent consideration (Refer note 2.5)*	13	–	–	13

*	Discounted $14 million at 14.2%.

Summary of Income from Financial Assets or Liabilities

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Interest income on financial assets carried at amortized cost	260	352	402
Interest income on financial assets fair valued through other comprehensive income	106	28	–
Dividend income on investments carried at fair value through profit or loss	1	4	10
Gain / (loss) on investments carried at fair value through profit or loss	39	18	–
	406	402	412

Schedule of Analysis of Foreign Currency Risk from Financial Instruments

The following table analyzes foreign currency risk from financial instruments as of March 31, 2018:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Cash and cash equivalents	197	33	23	54	183	490
Trade receivables	1,276	269	129	121	120	1,915
Unbilled revenues	356	98	46	24	57	581
Other assets	49	4	4	2	15	74
Trade payables	(42)	(12)	(17)	(5)	(9)	(85)
Accrued expenses	(166)	(29)	(17)	(9)	(23)	(244)
Employee benefit obligations	(88)	(13)	(4)	(28)	(20)	(153)
Other liabilities	(97)	(21)	(12)	(5)	(49)	(184)
Net assets / (liabilities)	1,485	329	152	154	274	2,394

The following table analyzes foreign currency risk from financial instruments as of March 31, 2017:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Cash and cash equivalents	206	20	6	28	108	368
Trade receivables	1,287	192	119	87	108	1,793
Unbilled revenues	376	68	50	19	47	560
Other assets	65	15	7	6	15	108
Trade payables	(18)	(5)	(2)	(1)	(24)	(50)
Accrued expenses	(147)	(33)	(22)	(6)	(23)	(231)
Employee benefit obligations	(86)	(13)	(3)	(23)	(19)	(144)
Other liabilities	(96)	(17)	(7)	(3)	(43)	(166)
Net assets / (liabilities)	1,587	227	148	107	169	2,238

Summary of Outstanding Foreign Forward and Options Contract

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

(In millions)
	As of
	March 31, 2018	March 31, 2017
Derivatives designated as cash flow hedges
Forward contracts
In Euro	–	95
In United Kingdom Pound Sterling	–	40
In Australian dollars	–	130
Option Contracts
In Australian dollars	60	–
In Euro	100	40
In United Kingdom Pound Sterling	20	–
Other derivatives
Forward contracts
In Australian dollars	5	35
In Canadian dollars	20	–
In Euro	91	114
In Japanese Yen	550	–
In New Zealand dollars	16	–
In Norwegian Krone	40	–
In Singapore dollars	5	5
In South African Rand	25	–
In Swedish Krona	50	50
In Swiss Franc	21	10
In U.S. Dollars	623	526
In United Kingdom Pound Sterling	51	75
Option contracts
In Australian dollars	20	–
In Canadian dollars	–	13
In Euro	45	25
In Swiss Franc	5	–
In U.S. Dollars	320	195
In United Kingdom Pound Sterling	25	30

Summary of Derivative Financial Instruments into Relevant Maturity Groupings

The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:

(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Not later than one month	434	355
Later than one month and not later than three months	701	666
Later than three months and not later than one year	378	329
	1,513	1,350

Summary of Reconciliation of Cash Flow Hedge Reserve

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2018	Year ended March 31, 2017
Gain / (Loss)
Balance at the beginning of the period	6	–
Gain / (Loss) recognized in other comprehensive income during the period	(14)	18
Amount reclassified to profit or loss during the period	6	(10)
Tax impact on above	2	(2)
Balance at the end of the period	–	6

Summary of Quantitative Information About Offsetting of Derivative Financial Assets And Derivative Financial Liabilities

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of		As of
	March 31, 2018		March 31, 2017
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	3	(7)	44	–
Amount set off	(1)	1	–	–
Net amount presented in balance sheet	2	(6)	44	–

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top customer and top ten customers:

	(In %)
	Year ended March 31,
	2018	2017	2016
Revenue from top customer	3.4	3.4	3.6
Revenue from top ten customers	19.3	21.0	22.5

Summary of Credit Risk Exposure
	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Balance at the beginning	63	44	59
Translation differences	2	(1)	(3)
Impairment loss recognized/(reversed)	5	20	(7)
Write offs	(1)	–	(5)
Balance at the end	69	63	44

Summary of Credit Receivable
(Dollars in millions except as otherwise stated)
	As of
	March 31, 2018	March 31, 2017
Trade receivables	2,016	1,900
Unbilled revenues	654	562

Summary of Contractual Maturities of Significant Financial Liabilities

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2018:

				(Dollars in millions)
Particulars	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	107	–	–	–	107
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	836	–	–	–	836
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	6	1	1	–	8

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2017:

				(Dollars in millions)
Particulars	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	57	–	–	–	57
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	763	5	–	–	768
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	7	7	–	–	14